Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 21, 2016

FILED VIA EDGAR

Mr. Patrick Scott
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	Trust for Advised Portfolios (the “Trust”)
Securities Act Registration No: 333-108394
Investment Company Act Registration No: 811-21422
Form N-14 File Number: 333-213829
Miller Opportunity Trust S000055730
Miller Income Fund S000055731

Dear Mr. Scott:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits an Amended Form N-14 for the purpose of  responding to Staff comments received on October 21, 2016 and November 17, 2016, making certain non-material changes with respect to reorganizing the Legg Mason Opportunity Trust, a series of the Legg Mason Investment Trust and the Miller Income Opportunity Trust, a series of the Legg Mason Global Asset Management Trust into the Miller Opportunity Trust and the Miller Income Fund, respectively, each a newly organized corresponding series (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) of the Trust for Advised Portfolios, a Delaware statutory trust (each a “Reorganization” and collectively, the “Reorganizations”).  The Trust is seeking the approval of shareholders to complete the Reorganizations.  Upon effectiveness, this combined proxy statement/prospectus will be mailed to shareholders to seek shareholder approval at a meeting currently scheduled for January 30, 2016. Please note that the Amended Form N-14 includes appropriate changes in response to Staff comments received on October 28, 2016 related to the 485(a) filing for the Acquiring Funds (accession number 0000894189-16-011979).

On behalf of the Trust and the Acquiring Funds, we hereby request acceleration of this registration statement on Amended Form N-14 filed herewith on November 21, 2016, whereby the registration statement on Amended Form N-14 would be declared effective no later than November 22, 2016.

Pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the 1933 Act, we have attached a separate letter from Quasar Distributors, LLC, the Acquiring Funds’ principal underwriter, requesting that effectiveness of the Amendment of this registration statement on Amended Form N-14 be accelerated to Tuesday, November 22, 2016, or as soon as practicable thereafter.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary
Trust for Advised Portfolios

Enclosures
QUASAR DISTRIBUTORS, LLC

QUASAR DISTRIBUTORS, LLC

November 21, 2016

VIA EDGAR TRANSMISSION

Mr. Patrick Scott
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

RE:	Trust for Advised Portfolios (the “Trust”)
Securities Act Registration No: 333-108394
Investment Company Act Registration No: 811-21422
Form N-14 File Number: 333-213829
Miller Opportunity Trust S000055730
Miller Income Fund S000055731

Dear Mr. Scott:

REQUEST FOR ACCELERATION.  As the principal underwriter of Miller Opportunity Trust and Miller Income Fund (the “Acquiring Funds”), each a series of the Trust, and pursuant to the U.S. Securities and Exchange Commission’s authority under Rule 461(a) under the Securities Act of 1933, as amended, we hereby request acceleration of the registration statement on Amended Form N‑14 that was filed on behalf of the Acquiring Funds on November 21, 2016, whereby the registration statement on Amended Form N‑14 would be declared effective no later than November 22, 2016.

Very truly yours,

Quasar Distributors, LLC

/s/ James R. Schoenike
James R. Schoenike
President
615 East Michigan Street
Milwaukee, WI  53202